Columbia Small Cap Value Fund I
Third Quarter Report
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Value Fund I, January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 4.1%
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A(a)	226,300	4,021,351
Entertainment 0.8%
Gaia, Inc.(a)	789,544	4,437,237
Playstudios, Inc.(a)	1,696,711	2,969,244
Vivid Seats, Inc., Class A(a)	1,396,586	6,005,320
Total		13,411,801
Interactive Media & Services 1.2%
Bumble, Inc., Class A(a)	819,810	6,648,659
Shutterstock, Inc.	234,000	6,907,680
Webtoon Entertainment, Inc.(a)	510,428	6,507,957
Total		20,064,296
Media 0.6%
Ibotta, Inc.(a)	131,784	9,554,340
Wireless Telecommunication Services 1.3%
Telephone and Data Systems, Inc.	369,741	13,070,345
United States Cellular Corp.(a)	164,215	10,312,702
Total		23,383,047
Total Communication Services		70,434,835
Consumer Discretionary 11.5%
Automobile Components 0.9%
Gentherm, Inc.(a)	169,468	6,465,204
Visteon Corp.(a)	112,290	9,439,098
Total		15,904,302
Broadline Retail 1.0%
Articore Group Ltd.(a)	6,119,594	837,001
Kohl’s Corp.	615,171	8,126,409
Savers Value Village, Inc.(a)	792,240	8,825,554
Total		17,788,964
Distributors 0.3%
A-Mark Precious Metals, Inc.	132,570	3,734,497
Educational Development Corp.(a)	393,479	641,371
Total		4,375,868
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.3%
American Public Education, Inc.(a)	479,158	10,622,933
Kindercare Learning Cos, Inc.(a)	591,544	12,268,622
Total		22,891,555
Household Durables 3.0%
Cavco Industries, Inc.(a)	25,417	12,928,103
Century Communities, Inc.	105,780	8,079,476
Hamilton Beach Brands Holding Co.	295,336	5,053,199
iRobot Corp.(a)	332,540	2,557,233
Landsea Homes Corp.(a)	403,632	3,350,145
Legacy Housing Corp.(a)	289,681	7,430,318
Lifetime Brands, Inc.	536,974	3,479,591
Lovesac Co. (The)(a)	158,337	4,047,094
Universal Electronics, Inc.(a)	533,832	5,338,320
Total		52,263,479
Leisure Products 1.4%
Malibu Boats, Inc., Class A(a)	88,695	3,396,131
Polaris, Inc.	220,788	10,531,588
Topgolf Callaway Brands Corp.(a)	1,235,380	9,710,087
Total		23,637,806
Specialty Retail 1.6%
1-800-Flowers.com, Inc., Class A(a)	340,910	2,737,507
Brilliant Earth Group, Inc., Class A(a)	551,446	992,603
Citi Trends, Inc.(a)	143,528	3,717,375
Designer Brands, Inc.	767,570	3,860,877
Lulu’s Fashion Lounge Holdings, Inc.(a)	996,533	847,053
National Vision Holdings, Inc.(a)	488,192	5,565,389
ThredUp, Inc., Class A(a)	3,415,345	7,479,605
Zumiez, Inc.(a)	215,160	3,433,954
Total		28,634,363
Textiles, Apparel & Luxury Goods 2.0%
Capri Holdings Ltd.(a)	337,320	8,358,789
Culp, Inc.(a)	436,779	2,354,239
Fossil Group, Inc.(a)	1,696,783	2,833,628
Movado Group, Inc.	322,255	6,161,516

Columbia Small Cap Value Fund I  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund I, January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PVH Corp.	83,410	7,473,536
Steven Madden Ltd.	187,600	7,700,980
Total		34,882,688
Total Consumer Discretionary		200,379,025
Consumer Staples 3.2%
Beverages 0.4%
MGP Ingredients, Inc.	197,004	7,117,755
Consumer Staples Distribution & Retail 0.8%
Andersons, Inc. (The)	220,585	8,988,839
SpartanNash Co.	236,690	4,314,858
Total		13,303,697
Food Products 0.6%
Dole PLC	538,300	7,331,646
Hain Celestial Group, Inc. (The)(a)	704,200	3,563,252
Total		10,894,898
Personal Care Products 1.4%
Coty, Inc., Class A(a)	1,490,030	10,921,920
Edgewell Personal Care Co.	303,180	10,095,894
Honest Co., Inc. (The)(a)	506,110	3,244,165
Total		24,261,979
Total Consumer Staples		55,578,329
Energy 5.9%
Energy Equipment & Services 2.3%
DMC Global Inc(a)	585,694	4,767,549
Natural Gas Services Group, Inc.(a)	352,926	9,236,073
NPK International, Inc.(a)	688,544	4,764,724
Pason Systems, Inc.	551,190	5,006,164
Patterson-UTI Energy, Inc.	1,619,698	13,070,963
Tetra Technologies, Inc.(a)	952,790	3,954,079
Total		40,799,552
Oil, Gas & Consumable Fuels 3.6%
Ardmore Shipping Corp.	454,020	5,389,217
CVR Energy, Inc.	416,290	7,888,696
Delek U.S. Holdings, Inc.	453,190	8,093,973
Green Plains, Inc.(a)	406,870	3,633,349
Murphy Oil Corp.	698,306	18,595,889
Ring Energy, Inc.(a)	2,934,120	3,814,356
Common Stocks (continued)
Issuer	Shares	Value ($)
Talos Energy, Inc.(a)	1,102,710	10,938,883
W&T Offshore, Inc.	2,755,980	4,299,329
Total		62,653,692
Total Energy		103,453,244
Financials 22.3%
Banks 10.9%
Banc of California, Inc.	433,690	6,947,714
Bank of Marin Bancorp	239,867	6,061,439
BankUnited, Inc.	392,226	16,124,411
Central Pacific Financial Corp.	179,701	5,371,263
CNB Financial Corp.	158,095	3,999,803
Columbia Banking System, Inc.	461,320	12,870,828
Community West Bancshares	207,663	4,047,352
First Community Corp.	230,104	5,966,597
First Financial Corp.	115,606	5,571,053
Heritage Financial Corp.	165,440	4,251,808
Hilltop Holdings, Inc.	384,620	11,607,832
HomeStreet, Inc.(a)	493,383	4,968,367
Northrim BanCorp, Inc.	110,656	9,420,145
Popular, Inc.	221,624	22,813,974
Provident Financial Holdings, Inc.	207,028	3,320,729
Riverview Bancorp, Inc.	649,843	3,665,114
Sierra Bancorp	118,190	3,562,247
Southern First Bancshares, Inc.(a)	192,469	7,082,859
Towne Bank	322,044	11,519,514
Univest Corporation of Pennsylvania	199,940	6,076,177
WaFd, Inc.	340,270	10,099,214
Western New England Bancorp, Inc.	624,843	5,886,021
Zions Bancorp	317,440	18,367,078
Total		189,601,539
Capital Markets 1.0%
StoneX Group, Inc.(a)	157,328	17,230,563
Consumer Finance 0.5%
PROG Holdings, Inc.	204,583	8,745,923
Financial Services 5.8%
Alerus Financial Corp.	263,946	5,579,818
Banco Latinoamericano de Comercio Exterior SA, Class E	270,969	10,237,209
Cass Information Systems, Inc.	104,132	4,289,197
Columbia Small Cap Value Fund I  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund I, January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Essent Group Ltd.	362,540	21,117,955
EVERTEC, Inc.	301,138	9,777,951
International Money Express, Inc.(a)	356,441	6,740,299
Pagseguro Digital Ltd., Class A(a)	806,900	6,011,405
Payoneer Global, Inc.(a)	1,747,688	18,525,493
Security National Financial Corp., Class A(a)	321,442	3,976,238
Western Union Co. (The)	1,378,050	14,221,476
Total		100,477,041
Insurance 1.8%
Global Indemnity Group LLC	229,979	8,272,345
Greenlight Capital Re Ltd., Class A(a)	444,834	6,005,259
Horace Mann Educators Corp.	269,191	10,398,848
ProAssurance Corp.(a)	419,861	6,281,120
Total		30,957,572
Mortgage Real Estate Investment Trusts (REITS) 2.3%
ARMOUR Residential REIT, Inc.	540,930	10,180,303
Dynex Capital, Inc.	738,210	9,796,047
Orchid Island Capital, Inc.	733,140	6,121,719
Two Harbors Investment Corp.	1,092,850	13,933,837
Total		40,031,906
Total Financials		387,044,544
Health Care 9.2%
Biotechnology 2.3%
Annexon, Inc.(a)	842,260	3,234,278
Apellis Pharmaceuticals, Inc.(a)	391,430	11,355,384
BioCryst Pharmaceuticals, Inc.(a)	730,081	5,767,640
Celcuity, Inc.(a)	320,480	3,829,736
Olema Pharmaceuticals, Inc.(a)	524,490	3,204,634
SpringWorks Therapeutics, Inc.(a)	169,935	6,372,563
uniQure NV(a)	389,490	6,130,573
Total		39,894,808
Health Care Equipment & Supplies 1.2%
Inogen, Inc.(a)	558,608	6,530,128
LivaNova PLC(a)	281,043	14,038,098
Total		20,568,226
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc.(a)	209,060	9,430,697
Ardent Health Partners, Inc.(a)	594,686	8,920,290
Castle Biosciences, Inc.(a)	174,687	4,938,401
Enhabit, Inc.(a)	600,563	5,044,729
Fulgent Genetics, Inc.(a)	385,069	6,407,548
PACS Group, Inc.(a)	251,920	3,660,398
Total		38,402,063
Health Care Technology 1.2%
GoodRx Holdings, Inc., Class A(a)	1,068,130	5,094,980
Teladoc Health, Inc.(a)	901,510	9,159,341
TruBridge, Inc.(a)	311,252	7,725,275
Total		21,979,596
Life Sciences Tools & Services 0.7%
Codexis, Inc.(a)	1,682,855	7,051,162
Quanterix Corp.(a)	490,562	4,508,265
Total		11,559,427
Pharmaceuticals 1.6%
ANI Pharmaceuticals, Inc.(a)	138,924	8,146,503
Perrigo Co. PLC	491,059	12,232,280
Supernus Pharmaceuticals, Inc.(a)	194,725	7,471,598
Total		27,850,381
Total Health Care		160,254,501
Industrials 17.2%
Aerospace & Defense 1.7%
Astronics Corp.(a)	237,620	4,205,874
Moog, Inc., Class A	91,185	16,564,667
Triumph Group, Inc.(a)	422,222	7,912,440
Total		28,682,981
Air Freight & Logistics 0.3%
Radiant Logistics, Inc.(a)	804,435	5,647,134
Building Products 1.6%
AZZ, Inc.	142,860	12,255,960
UFP Industries, Inc.	138,825	16,055,111
Total		28,311,071

Columbia Small Cap Value Fund I  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund I, January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.1%
ACCO Brands Corp.	672,421	3,536,935
Healthcare Services Group, Inc.(a)	480,759	5,331,617
HNI Corp.	207,560	10,346,866
Total		19,215,418
Electrical Equipment 1.4%
GrafTech International Ltd.(a)	2,482,656	3,723,984
NEXTracker, Inc., Class A(a)	154,220	7,775,772
Shoals Technologies Group, Inc., Class A(a)	1,339,838	6,404,426
Thermon(a)	243,780	6,747,830
Total		24,652,012
Ground Transportation 1.1%
Marten Transport Ltd.	610,135	9,396,079
Werner Enterprises, Inc.	267,609	9,660,685
Total		19,056,764
Machinery 4.7%
Energy Recovery, Inc.(a)	272,806	3,912,038
Greenbrier Companies, Inc. (The)	185,020	12,259,425
Hurco Companies, Inc.	221,457	4,759,111
JBT Marel Corp.	167,440	22,269,520
Mueller Industries, Inc.	130,260	10,257,975
Nano Dimension Ltd., ADR(a)	1,847,231	4,267,104
Stratasys Ltd.(a)	397,663	3,702,242
Timken Co. (The)	213,570	17,143,264
Wabash National Corp.	224,745	3,506,022
Total		82,076,701
Marine Transportation 1.6%
Costamare, Inc.	558,585	6,513,101
Kirby Corp.(a)	178,201	19,450,639
Safe Bulkers, Inc.	472,069	1,675,845
Total		27,639,585
Passenger Airlines 0.4%
Sun Country Airlines Holdings, Inc.(a)	432,215	7,330,366
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.6%
Alight, Inc., Class A	1,998,236	13,687,917
IBEX Holdings Ltd.(a)	311,521	6,856,577
Korn/Ferry International	236,415	16,721,633
TaskUS, Inc., Class A(a)	492,473	8,101,181
Total		45,367,308
Trading Companies & Distributors 0.7%
BlueLinx Holdings, Inc.(a)	48,177	5,192,517
Karat Packaging, Inc.	188,857	5,837,570
Total		11,030,087
Total Industrials		299,009,427
Information Technology 8.2%
Communications Equipment 0.4%
Applied Optoelectronics, Inc.(a)	274,050	7,651,476
Electronic Equipment, Instruments & Components 3.1%
Airgain, Inc.(a)	486,737	3,343,883
IPG Photonics Corp.(a)	179,557	13,166,915
Luna Innovations, Inc.(a)	1,572,439	1,257,951
Methode Electronics, Inc.	313,275	3,546,273
OSI Systems, Inc.(a)	44,589	8,759,063
Powerfleet, Inc.(a)	949,014	5,608,673
SmartRent, Inc.(a)	1,900,426	2,793,626
Vishay Precision Group, Inc.(a)	227,313	5,296,393
Vontier Corp.	247,230	9,530,717
Total		53,303,494
IT Services 0.5%
Kyndryl Holdings, Inc.(a)	228,035	8,656,209
Semiconductors & Semiconductor Equipment 2.3%
Aehr Test Systems(a)	280,851	3,182,042
Cohu, Inc.(a)	296,054	6,782,597
inTEST Corp.(a)	354,877	3,247,125
MagnaChip Semiconductor Corp.(a)	1,048,477	4,246,332
Navitas Semiconductor Corp.(a)	970,275	2,939,933
Synaptics, Inc.(a)	197,345	16,754,590
Valens Semiconductor Ltd.(a)	1,020,138	2,407,526
Total		39,560,145
Columbia Small Cap Value Fund I  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund I, January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.9%
Clear Secure, Inc., Class A	302,043	7,149,358
Cognyte Software Ltd.(a)	519,214	4,833,882
Expensify, Inc., Class A(a)	1,590,560	5,694,205
Mitek Systems, Inc.(a)	467,241	4,765,858
Red Violet, Inc.	197,363	7,184,013
Upland Software, Inc.(a)	912,350	3,831,870
Total		33,459,186
Total Information Technology		142,630,510
Materials 7.4%
Chemicals 1.3%
Aspen Aerogels, Inc.(a)	375,003	4,383,785
Chemours Co. LLC (The)	563,986	10,710,094
Tronox Holdings PLC, Class A	782,078	8,031,941
Total		23,125,820
Containers & Packaging 0.9%
Greif, Inc., Class A	173,619	10,628,955
Myers Industries, Inc.	394,290	4,747,252
Total		15,376,207
Metals & Mining 4.6%
Ampco-Pittsburgh Corp.(a)	778,361	1,945,903
Capstone Copper Corp.(a)	1,504,211	8,424,865
Centerra Gold, Inc.	1,158,100	7,243,354
Compass Minerals International, Inc.	329,470	3,841,620
ERO Copper Corp.(a)	292,154	3,911,870
Ferroglobe PLC	1,327,165	5,162,672
Hudbay Minerals, Inc.	1,161,035	9,570,440
MAG Silver Corp.(a)	495,180	7,781,960
Metallus, Inc.(a)	184,841	2,761,525
MP Materials Corp.(a)	744,797	16,355,742
Radius Recycling, Inc., Class A	371,264	4,458,881
Ryerson Holding Corp.	65,979	1,475,290
Torex Gold Resources, Inc.(a)	351,902	7,464,918
Total		80,399,040
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.6%
Clearwater Paper Corp.(a)	154,483	4,966,628
Magnera Corp.(a)	237,007	4,422,551
Total		9,389,179
Total Materials		128,290,246
Real Estate 7.0%
Diversified REITs 0.6%
American Assets Trust, Inc.	427,731	10,385,309
Health Care REITs 0.3%
Universal Health Realty Income Trust	117,480	4,586,419
Hotel & Resort REITs 1.1%
Park Hotels & Resorts, Inc.	714,100	9,633,209
RLJ Lodging Trust	927,541	9,043,525
Total		18,676,734
Office REITs 1.1%
Brandywine Realty Trust	1,145,240	6,287,367
Highwoods Properties, Inc.	422,110	12,574,657
Total		18,862,024
Real Estate Management & Development 1.8%
Cushman & Wakefield PLC(a)	1,185,810	16,352,320
Douglas Elliman, Inc.(a)	2,035,660	3,623,475
Newmark Group, Inc., Class A	841,310	11,887,710
Total		31,863,505
Retail REITs 1.1%
Macerich Co. (The)	925,830	19,238,747
Specialized REITs 1.0%
PotlatchDeltic Corp.	403,123	18,031,692
Total Real Estate		121,644,430
Utilities 2.6%
Gas Utilities 2.6%
National Fuel Gas Co.	307,220	21,514,617
RGC Resources, Inc.	277,157	5,895,129
UGI Corp.	603,700	18,551,701
Total		45,961,447
Total Utilities		45,961,447
Total Common Stocks (Cost $1,414,982,631)		1,714,680,538

Columbia Small Cap Value Fund I  | 2025

Portfolio of Investments  (continued)
Columbia Small Cap Value Fund I, January 31, 2025 (Unaudited)
Exchange-Traded Equity Funds 0.3%
	Shares	Value ($)
U.S. Small Cap 0.3%
iShares Russell 2000 Value ETF	31,960	5,352,341
Total Exchange-Traded Equity Funds (Cost $5,361,929)		5,352,341

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 4.511%(b),(c)	16,217,380	16,215,758
Total Money Market Funds (Cost $16,214,135)		16,215,758
Total Investments in Securities (Cost: $1,436,558,695)		1,736,248,637
Other Assets & Liabilities, Net		3,058,919
Net Assets		1,739,307,556
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.511%
	2,317,044	412,648,697	(398,751,834)	1,851	16,215,758	13,322	285,613	16,217,380
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Value Fund I  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT287_04_R01_(03/25)